SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL [abstract]
Disclosure of classes of share capital

22           SHARE CAPITAL

As at 31 December 2018 and 2017, the total authorised number of ordinary shares is 7,083,537,000 shares with a par value of RMB1.00 per share. These shares are divided into A shares and H shares. They rank pari passu against each other and they were fully paid up.

	As at 31 December 2016	Movement	As at 31 December 2017	Movement	As at 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Authorised, issued and fully paid:
Listed shares
- H shares	1,431,300	-	1,431,300	-	1,431,300
- A shares	5,652,237	-	5,652,237	-	5,652,237
Total	7,083,537	-	7,083,537	-	7,083,537